GENERAL	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
GENERAL
1.	GENERAL

Effective as of December 31, 2019, pursuant to that certain Merger and Reorganization Agreement (as amended, the “Merger Agreement”) by and among StoneMor GP LLC (“StoneMor GP”), a Delaware limited liability company and the general partner of StoneMor Partners L.P. (the “Partnership”), the Partnership, StoneMor GP Holdings LLC, a Delaware limited liability company and formerly the sole member of GP (“GP Holdings”) and Hans Merger Sub, LLC, a Delaware limited liability company and wholly-owned subsidiary of GP (“Merger Sub”), GP converted from a Delaware limited liability company into a Delaware corporation named StoneMor Inc. (the “Company”) and Merger Sub was merged with and into the Partnership (the “Merger”). The Company is the successor registrant to the Partnership pursuant to Rule 405 under the Securities Act of 1933, as amended (the “Securities Act”) and Rule 12g-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

As used in this Quarterly Report on Form 10-Q (the “Quarterly Report”), unless the context otherwise requires, references to the terms the “Company,” “StoneMor,” “we,” “us,” and “our” refer to StoneMor Inc. and its consolidated subsidiaries for all periods from and after the Merger and to StoneMor Partners L.P. and its consolidated subsidiaries for all periods prior to the Merger.

Nature of Operations

The Company is a provider of funeral and cemetery products and services in the death care industry in the United States. As of March 31, 2020, the Company operated 319 cemeteries in 27 states and Puerto Rico, of which 289 were owned and 30 were operated under lease, management or operating agreements. The Company also owned and operated 88 funeral homes, including 41 located on the grounds of cemetery properties that the Company owned, in 17 states and Puerto Rico.

The Company’s cemeteries provide cemetery property interment rights, such as burial lots, lawn and mausoleum crypts, and cremation niches. Cemetery merchandise is comprised of burial vaults, caskets, grave markers and memorials. Cemetery services include the installation of this merchandise and other service items. The Company sells these products and services both at the time of death, which is referred to as at-need, and prior to the time of death, which is referred to as pre-need.

The Company’s funeral home services include family consultation, the removal and preparation of remains, insurance products and the use of funeral home facilities for visitation and memorial services.

C-Corporation Conversion

On December 31, 2019, pursuant to the terms of the Merger Agreement, the Company completed the following series of reorganization transactions (which the Company sometimes refer to collectively as the “C-Corporation Conversion”):

•	GP Holdings contributed its entire equity interest in the Partnership to StoneMor GP and, in exchange, ultimately received an aggregate of 5,099,969 shares of the Company’s common stock;

•

StoneMor GP contributed the common units in the Partnership it received from GP Holdings to StoneMor LP Holdings, LLC (“LP Sub”), a Delaware limited liability company and wholly-owned subsidiary of StoneMor GP;

•

Merger Sub merged with and into the Partnership, with the Partnership surviving as a Delaware limited partnership, and pursuant to which each outstanding Series A Convertible Preferred Unit (defined within) and Common Unit (defined within) (other than the common units held by LP Sub) was converted into the right to receive one share of the Company’s common stock; and

•	StoneMor GP converted from a Delaware limited liability company to a Delaware corporation called StoneMor Inc.

As a result of the C-Corporation Conversion, the Company remains the general partner of the Partnership and LP Sub is the sole limited partner of the Partnership such that, directly or indirectly, the Company owns 100% of the interests in the Partnership.

The C-Corporation Conversion represented a transaction between entities under common control and was accounted for similarly to pooling of interests in a business combination. The common stock of the Company issued to the holders of the common units and preferred units of the Partnership and to GP Holdings for its general partner interest in the Partnership was recognized by the Company at the carrying value of the equity interests in the Partnership. In addition, the Company became the successor and the Partnership the predecessor for the purposes of financial reporting.

Basis of Presentation and Principles of Consolidation

The accompanying condensed consolidated financial statements, which are unaudited, have been prepared in accordance with the requirements of the Quarterly Report on Form 10-Q and Generally Accepted Accounting Principles (“GAAP”) for interim reporting. They do not include all disclosures normally made in financial statements contained in Annual Reports on Form 10-K. In management’s opinion, all adjustments necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods disclosed have been made. The balance sheet at December 31, 2019 has been derived from the audited consolidated financial statement as of December 31, 2019, as presented in the Company’s Annual Report on Form 10-K for the year ended December 31, 2019, which was filed with Securities and Exchange Commission (“SEC”) on April 7, 2020 (the “Annual Report”). The interim unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements and the related notes thereto presented in the Annual Report. The results of operations for the three months ended March 31, 2020 may not necessarily be indicative of the results of operations for the full year ending December 31, 2020.

The unaudited condensed consolidated financial statements include the accounts of each of the Company’s 100% owned subsidiaries. These statements also include the accounts of the merchandise and perpetual care trusts in which the Company has a variable interest and is the primary beneficiary. The Company operates 30 cemeteries under long-term leases, operating agreements and management agreements. The operations of 16 of these managed cemeteries have been consolidated.

The Company operates 14 cemeteries under long-term leases and other agreements that do not qualify as acquisitions for accounting purposes. As a result, the Company did not consolidate all of the existing assets and liabilities related to these cemeteries. The Company has consolidated the existing assets and liabilities of the merchandise and perpetual care trusts associated with these cemeteries as variable interest entities, since the Company controls and receives the benefits and absorbs any losses from operating these trusts. Under the long-term leases, and other agreements associated with these properties, which are subject to certain termination provisions, the Company is the exclusive operator of these cemeteries and earns revenues related to sales of merchandise, services and interment rights and incurs expenses related to such sales, including the maintenance and upkeep of these cemeteries. Upon termination of these agreements, the Company will retain all of the benefits and related contractual obligations incurred from sales generated during the agreement period. The Company has also recognized the existing customer contract-related performance obligations that it assumed as part of these agreements.

COVID-19 and Business Interruption

The outbreak of COVID-19, which has reached pandemic proportions (“COVID-19 Pandemic”), poses a significant threat to the health and economic wellbeing of the Company’s employees, customers and vendors. The Company’s operations have been deemed essential by the state and local governments in which it operates, with the exception of Puerto Rico, and the Company is actively working with federal, state and local government officials to ensure that it continues to satisfy their requirements for offering the Company’s essential services. The operation of all of the Company’s facilities is critically dependent on the Company’s employees who staff these locations. To ensure the wellbeing of the Company’s employees and their families, the Company has provided every employee of the Company with detailed health and safety literature on COVID-19, such as the Centers for Disease Control and Prevention (the “CDC”)’s industry-specific guidelines for working with the deceased who were and may have been infected with COVID-19. In addition, the Company’s procurement and safety teams have updated and developed new safety-oriented guidelines to support daily field operations and continue to provide personal protection equipment to those employees whose positions necessitate them, and the Company has implemented work from home policies at the Company’s corporate office consistent with the CDC’s guidance to reduce the risks of exposure to COVID-19 while still supporting the families that we serve. The Company has not experienced any significant disruptions to its business as a result of the work from home policies in its corporate office.

The Company’s marketing and sales team quickly responded to the sales challenges presented by the COVID-19 Pandemic by implementing virtual meeting options using a variety of web-based tools to ensure that the Company’s sales personnel can continue to connect with and meet the needs of the Company’s customers in a safe, effective and productive manner. Some of the Company’s locations are providing live video streaming of their funeral and burial services to customers or providing other alternatives that respect social distancing, so that family and friends can connect during their time of grief.

Like most businesses world-wide, the COVID-19 Pandemic has impacted the Company financially. Over the last two weeks of the quarter, the Company saw its pre-need sales and at-need sales activity decline as Americans practiced social distancing and crowd size restrictions were put in place. In addition, the Company’s pre-need customers with installment contracts could default on their installment contracts due to lost work or other financial stresses arising from the COVID-19 Pandemic. While the Company expects its pre-need sales to be challenged during the COVID-19 Pandemic, the Company believes the implementation of its virtual meeting tools is one of several key steps to mitigate this disruption. In addition, the Company expects that throughout this disruption its cemeteries and funeral homes will remain open and available to serve its families in all the locations in which it operates to the extent permitted by local authorities, with the exception of Puerto Rico.

The Company expects the COVID-19 Pandemic to continue to have an adverse effect on its results of operations and cash flows, however the Company cannot presently predict, with certainty, the scope and severity of that impact. The Company may incur additional costs related to the implementation of prescribed safety protocols related to the COVID-19 Pandemic. In the event there are confirmed diagnoses of COVID-19 within a significant number of the Company’s facilities, the Company may incur costs related to the closing and subsequent cleaning of these facilities and the ability to adequately staff the impacted sites. As a result of the implications of COVID-19, the Company assessed long-lived assets for impairment and concluded no assets were impaired as of March 31, 2020.

Sources and Uses of Liquidity

The Company’s primary sources of liquidity are cash generated from operations and proceeds from asset sales. The Company’s primary cash requirements, in addition to normal operating expenses, are for capital expenditures, net contributions to the merchandise and perpetual care trust funds and debt service. In general, as part of its operating strategy, the Company expects to fund:

•	working capital deficits through available cash, cash generated from operations, proceeds from asset sales and proceeds from equity offerings;

•

expansion capital expenditures, net contributions to the merchandise and perpetual care trust funds and debt service obligations through available cash, cash generated from operations or proceeds from asset sales. Amounts contributed to the merchandise trust funds will be withdrawn at the time of the delivery of the product or service sold to which the contribution related (see “Summary of Significant Accounting Policies” section below regarding revenue recognition), which will reduce the amount of additional borrowings or asset sales needed; and

•	any maintenance capital expenditures through available cash and cash flows from operating activities.

While the Company relies heavily on its available cash and cash flows from operating activities to execute its operational strategy and meet its financial commitments and other short-term financial needs, the Company cannot be certain that sufficient capital will be generated through operations or be available to the Company to the extent required and on acceptable terms. The Company has experienced negative financial trends, including use of cash in operating activities, which, when considered in the aggregate, could raise substantial doubt about the Company’s ability to continue as a going concern. These negative financial trends include:

•

the Company has continued to generate negative cash flow from operating activities through March 31, 2020, due to an increased competitive environment and increases in professional fees and compliance costs; and

•

a decline in billings coupled with the increase in professional, compliance and consulting expenses that tightened the Company’s liquidity position and increased reliance on long-term financial obligations.

During 2019 and 2020, the Company implemented (and will continue to implement) various actions to improve profitability and cash flows to fund operations. A summary of these actions is as follows:

•

sold an aggregate of 52,083,333 Preferred Units for an aggregate purchase price of $57.5 million and completed a private placement of $385.0 million of the Senior Secured Notes in June 2019. The net proceeds of both transactions were used to fully repay the then-outstanding senior notes due in June 2021 and retire the Company’s revolving credit facility that was due in May 2020;

•	manage recurring operating expenses, seek to limit non-recurring operating expenses and implement cost reduction initiatives to minimize the impact of the COVID-19 Pandemic on the Company; and

•	identify and complete sales of select assets to provide supplemental liquidity.

See Note 18 Subsequent Events for a discussion of additional actions taken by the Company subsequent to March 31, 2020.

In addition, there is no certainty that the Company’s actual operating performance and cash flows will not be substantially different from forecasted results and no certainty the Company will not need amendments to the Indenture in the future or that any such amendments will be available on terms acceptable to the Company or at all. Factors that could impact the significant assumptions used by the Company in assessing its ability to satisfy its financial covenants include the following:

•	operating performance not meeting reasonably expected forecasts, including the effects of the COVID-19 Pandemic on the Company’s operations;

•	failing to generate profitable sales;

•	investments in the Company’s trust funds experiencing significant declines due to factors outside its control;

•	being unable to compete successfully with other cemeteries and funeral homes in the Company’s markets;

•	the number of deaths in the Company’s markets declining; and

•	an adverse change in the mix of funeral and cemetery revenues between burials and cremations.

If the Company’s planned, implemented and not yet implemented actions are not successful in generating sustainable cash savings for the Company, or the Company fails to improve its operating performance and cash flows or the Company is not able to comply with the covenants under the Indenture, the Company may be forced to limit its business activities, limit its ability to implement further modifications to its operations or limit the effectiveness of some actions that are included in its forecasts, amend its Indenture and/or seek other sources of capital, and the Company may be unable to continue as a going concern. Additionally, a failure to generate additional liquidity could negatively impact the Company’s access to inventory or services that are important to the operation of the Company’s business. Any of these events may have a material adverse effect on the Company’s results of operations and financial condition, and limit the Company’s ability to continue as a going concern.

Based on the Company’s forecasted operating performance, planned actions to improve the Company’s profitability and cash flows, the execution of the Supplemental Indenture and the Axar Commitment (see Note 18 Subsequent Events for explanation of defined terms and additional information) and the consummation of the transactions contemplated thereby, including receipt of not less than $17.0 million in proceeds from the contemplated rights offering, together with plans to file its financial statements on a timely basis consistent with the debt covenants and commitment to filing its periodic reports on a timely basis consistent with the debt covenants, the Company does not believe it is probable that it will breach the covenants under the Indenture or be unable to continue as a going concern for the next twelve-month period. As such, the unaudited condensed consolidated financial statements for the three months ended March 31, 2020 were prepared on the basis of a going concern, which contemplates that the Company will be able to realize assets and discharge liabilities in the normal course of business. Accordingly, they do not give effect to adjustments, if any, that would be necessary should the Company be required to liquidate its assets.

Summary of Significant Accounting Policies

Refer to Note 1 General to the Company’s audited consolidated financial statements included in Item 8 of its Annual Report for the complete summary of significant accounting policies.

Use of Estimates

The preparation of the Company’s unaudited condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions as described in its Annual Report. These estimates and assumptions may affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the unaudited condensed consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods. As a result, actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less from the time they are acquired to be cash equivalents. Cash and Cash Equivalents was $27.1 million and $34.9 million as of March 31, 2020 and December 31, 2019, respectively.

Restricted Cash

Cash that is restricted from withdrawal or use under the terms of certain contractual agreements is recorded as restricted cash. Restricted cash was $20.4 million and $21.9 million as of March 31, 2020 and December 31, 2019, respectively, which primarily related to cash collateralization of the Company’s letters of credit and surety bonds, and at December 31, 2019 also included a $5.0 million refundable deposit received in connection with the sale of one of the Company’s properties.

Revenue

The Company’s revenues are derived from contracts with customers through sale and delivery of death care products and services. Primary sources of revenue are derived from (1) cemetery and funeral home operations generated both at-need and pre-need, which are classified on the unaudited condensed consolidated statements of operations as Interments, Merchandise and Services, (2) investment income, which includes income earned on assets maintained in perpetual care and merchandise trusts related to pre-need sales of cemetery and funeral home merchandise and services that are required to be maintained in the trust by state law and (3) interest earned on pre-need installment contracts. Investment income is presented within Investment and other for Cemetery revenue and Services for Funeral home revenue. Revenue is measured based on the consideration specified in a contract with a customer and is net of any sales incentives and amounts collected on behalf of third parties. Pre-need contracts are price guaranteed, providing for future merchandise and services at prices prevailing when the agreements are signed.

Investment income is earned on certain payments received from customers on pre-need contracts, which are required by law to be deposited into the merchandise and service trusts. Amounts are withdrawn from the merchandise trusts when the Company fulfills the performance obligations. Earnings on these trust funds, which are specifically identifiable for each performance obligation, are also included in total transaction price. Pre-need contracts are generally subject to financing arrangements on an installment basis, with a contractual term not to exceed 60 months. Interest income is recognized utilizing the effective interest method. For those contracts that do not bear a market rate of interest, the Company imputes such interest based upon the prime rate at the time of origination plus 375 basis points in order to segregate the principal and interest component of the total contract value. The Company has elected to not adjust the transaction price for the effects of a significant financing component for contracts that have payment terms under one year.

At the time of a non-cancellable pre-need sale, the Company records an account receivable in an amount equal to the total contract value less unearned finance income and any cash deposit paid. The revenue from both the sales and interest income from trusted funds are deferred until the merchandise is delivered or the services are performed. For a sale in a cancellable state, an account receivable is only recorded to the extent control has transferred to the customer for interment rights, merchandise or services for which the Company has not collected cash. The amounts collected from customers in states in which pre-need contracts are cancellable may be subject to refund provisions. The Company estimates the fair value of its refund obligation under such contracts on a quarterly basis and records such obligations within other long-term liabilities line item on its consolidated balance sheets.

In accordance with Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers (“ASC 606”), the Company recognizes revenue in the amount to which the Company expect to be entitled to when it satisfies a performance obligation by transferring control over a product or service to a customer. The Company only recognizes amounts due from a customer for unfulfilled performance obligations on a cancellable pre-need contract to the extent that control has transferred to the customer for interments, merchandise or services for which the Company has not collected cash. The Company defers the recognition of any nonrefundable up-front fees and incremental direct selling costs associated with its sales contracts with a customer (i.e., commissions and bonuses) until the underlying goods or services have been delivered to the customer if the amortization period associated with the deferred nonrefundable up-front fees and incremental direct selling is greater than a year; otherwise, these nonrefundable up-front fees and incremental direct selling costs are expensed immediately. Incremental direct selling costs are recognized by specific identification. The Company calculates the deferred selling costs asset by dividing total deferred selling and obtaining expenses by total deferrable revenues and multiplying such percentage by the periodic change in gross deferred revenues. Such costs are recognized when the associated performance obligation is fulfilled based upon the net change in deferred revenues. All other selling costs are expensed as incurred.

In addition, the Company maintains a reserve representing the fair value of the refund obligation that may arise due to state law provisions that include a guarantee of customer funds collected on unfulfilled performance obligations and maintained in trust to the extent that the funds are refundable upon a customer’s exercise of any cancellation rights.

Sales taxes assessed by governmental authorities are excluded from revenue. Any shipping and handling costs that are incurred after control over a product has transferred to a customer are accounted for as a fulfillment cost and are included in cost of goods sold.

Nature of Goods and Services

The following is a description of the principal activities within the Company’s two reportable segments from which the Company generates its revenue.

Cemetery Operations

The Company generates revenues in its Cemetery Operations segment principally from (1) providing rights to inter remains in a specific cemetery property inventory space such as burial lots and constructed mausoleum crypts (“Interments”), (2) sales of cemetery merchandise which includes markers (i.e., method of identifying a deceased person in a burial space, crypt or niche), base (i.e., the substrate upon which a marker is placed), vault (i.e., a container installed in the burial lot in which the casket is placed), caskets, cremation niches and other cemetery related items and (3) service revenues, including opening and closing, a service of digging and refilling burial spaces to install the burial vault and place the casket into the vault, cremation services and fees for installation of cemetery merchandise. Products and services may be sold separately or in packages. For packages, the Company accounts for individual products and services separately as they are distinct (i.e., the product or service is separately identifiable from other items in the package and the customer can benefit from it on its own or with other resources that are readily available to the customer). The consideration (including any discounts) is allocated among separate products and services in a package based on their relative stand-alone selling prices. The stand-alone selling price is determined by management based upon local market conditions and reasonable ranges for both merchandise and services which is the best estimate of the stand-alone price. For items that are not sold separately (e.g., second interment rights), the Company estimates stand-alone selling prices using the best estimate of market value, using inputs such as average selling price and list price broken down by each geographic location. Additionally, the Company considers typical sales promotions that could have impacted the stand-alone selling price estimates.

Interments revenue is recognized when control transfers, which is when the property is available for use by the customer. For pre-construction mausoleum contracts, the Company only recognizes revenue once the property is constructed and the customer has obtained substantially all of the remaining benefits of the property.

Merchandise revenue and deferred investment earnings on merchandise trusts are recognized when a customer obtains control of the product. This usually occurs when the customer takes possession of the product (title has transferred to the customer and the merchandise is either installed or stored, at the direction of the customer, at the vendor’s warehouse or a third-party warehouse at no additional cost to the Company). The amount of revenue recognized is adjusted for expected refunds, which are estimated based on applicable law, general business practices and historical experience observed specific to the respective performance obligation. The estimate of the refund obligation is reevaluated on a quarterly basis. In addition, the Company is entitled to retain, in certain jurisdictions, a portion of collected customer payments when a customer cancels a pre-need contract; these amounts are also recognized in revenue at the time the contract is cancelled.

Service revenue is recognized when the services are performed, and the performance obligation is thereby satisfied.

The cost of goods sold related to merchandise and services reflects the actual cost of purchasing products and performing services and the value of cemetery property depleted through the recognized sales of interment rights. The costs related to the sales of lots and crypts are determined systematically using a specific identification method under which the total value of the underlying cemetery property and the lots available to be sold at the location are used to determine the cost per lot.

Funeral Home Operations

The Company generates revenues in its Funeral Home Operations segment principally from (1) sales of funeral home merchandise which includes caskets and other funeral related items and (2) service revenues, which includes services such as family consultation, the removal of and preparation of remains and the use of funeral home facilities for visitation and services of remembrance. The Funeral Home Operations segment also include revenues related to the sale of term and whole life insurance on an agency basis, in which the Company earns a commission from the sales of these policies. Insurance commission revenue is reported within service revenues. Products and services may be sold separately or in packages. For packages, the Company accounts for individual products and services separately as they are distinct (i.e., the product or service is separately identifiable from other items in the package and the customer can benefit from it on its own or with other resources that are readily available to the customer). The consideration (including any discounts) is allocated among separate products and services based on their relative stand-alone selling prices. The relative stand-alone selling price is determined by management’s best estimate of the stand-alone price based upon the list price at each location. The revenue generated by the Company through its Funeral Home Operations segment is principally derived from at-need sales.

Merchandise revenue is recognized when a customer obtains control of the product. This usually occurs when the customer takes possession of the product (title has transferred to the customer and the merchandise is either installed or stored, at the direction of the customer, at the vendor’s warehouse or a third-party warehouse). The amount of revenue recognized is adjusted for expected refunds, which are estimated based on applicable law, general business practices and historical experience observed specific to the respective performance obligations. The estimate of the refund obligation is reevaluated on a quarterly basis.

Service revenue is recognized when the services are performed and the performance obligation is thereby satisfied.

Costs related to the delivery or performance of merchandise and services are charged to expense when merchandise is delivered or services are performed.

Deferred Revenues

Revenues from the sale of services and merchandise as well as any investment income from the merchandise trusts is deferred until such time that the services are performed or the merchandise is delivered. In addition, for amounts deferred on new contracts and investment income and unrealized gains on our merchandise trusts, deferred revenues include deferred revenues from pre-need sales that were entered into by entities prior to the Company’s acquisition of those entities or the assets of those entities. The Company provides for a profit margin for these deferred revenues to account for the projected future costs of delivering products and providing services on pre-need contracts that the Company acquired through acquisition. These revenues and their associated costs are recognized when the related merchandise is delivered or services are performed and are presented on a gross basis on the unaudited condensed consolidated statements of operations.

Accounts Receivable, Net of Allowance

The Company sells pre-need cemetery contracts whereby the customer enters into arrangements for future pre-need merchandise and services. These sales are usually made using interest-bearing installment contracts not to exceed 60 months. The interest income is recorded as revenue when the interest amount is considered realizable and collectible, which typically coincides with cash payment. Interest income is not recognized until payments are collected in accordance with the contract. At the time of a pre-need sale, the Company records an account receivable in an amount equal to the total contract value less unearned finance income, unfulfilled performance obligations on cancellable contracts and any cash deposit paid. The Company recognizes an allowance for doubtful accounts by applying a cancellation rate to amounts included in accounts receivable, which is recorded as a reduction in accounts receivable and a corresponding offset to deferred revenues. The cancellation rate is based on a five year average rate by each specific location. Management evaluates customer receivables for impairment based upon historical experience, including the age of the receivables and customers’ payment histories.

Leases

The Company leases a variety of assets throughout its organization, such as office space, funeral homes, warehouses and equipment. The Company has both operating and finance leases. The Company’s operating leases primarily include office space, funeral homes and equipment. The Company’s finance leases primarily consist of vehicles and certain IT equipment. The Company determines whether an arrangement is or contains a lease at the inception of the arrangement based on the facts and circumstances in each contract. Leases with an initial term of 12 months or less are not recorded on the balance sheet, and the Company recognizes lease expense for these leases on a straight-line basis over the lease term. For lease agreements with an initial term in excess of 12 months, the Company records the lease liability and Right of Use (“ROU”) asset at commencement date based upon the present value of the sum of the remaining minimum rental payments, which exclude executory costs. Certain adjustments to the ROU asset may be required for items such as initial direct costs paid or incentives received.

Certain leases provide the Company with the option to renew for additional periods, with renewal terms that can extend the lease term for periods ranging from 1 to 30 years. Where leases contain escalation clauses, rent abatements and/or concessions, the Company applies them in the determination of lease expense. The exercise of lease renewal options is at the Company’s sole discretion, and the Company is only including the renewal option in the lease term when the Company can be reasonably certain that the Company will exercise the additional options.

As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The Company evaluates the term of the lease, type of asset and its weighted average cost of capital to determine its incremental borrowing rate used to measure the ROU asset and lease liability.

The Company calculates operating lease expense ratably over the lease term plus any reasonably assured renewal periods. The Company considers reasonably assured renewal options, fixed escalation provisions and residual value guarantees in its calculation. Leasehold improvements are amortized over the shorter of the lease term or asset life, which may include renewal periods where the renewal is reasonably assured, and are included in the determination of straight-line rent expense. The depreciable life of assets and leasehold improvements are generally limited by the expected lease term.

The Company’s leases also typically have lease and non-lease components, which are generally accounted for separately and not included in the measurement of the ROU asset and lease liability.

Stock-Based Compensation

The Company has a long-term incentive plan under which it is authorized to grant stock-based compensation awards, such as restricted stock or restricted units to be settled in common stock and non-qualified stock options (“stock options”). The Company recognizes compensation expense in an amount equal to the fair value of the stock-based awards on the date of grant over the requisite service period. The fair value of restricted stock awards and restricted stock unit awards is determined based on the number of restricted stock or restricted stock units granted and the closing price of the Company’s common stock on the date of grant. The fair value of stock options is determined by applying the Black-Scholes model to the grant-date market value of the underlying common stock of the Company. The Company has elected to recognize forfeiture credits for these stock-based compensation awards as they are incurred, as this method best reflects actual stock-based compensation expense.

Tax deductions on the stock-based compensation awards are not realized until the stock-based compensation awards are vested or exercised. The Company recognizes deferred tax assets for stock-based compensation awards that will result in future deductions on its income tax returns, based on the amount of stock-based compensation recognized at the statutory tax rate in the jurisdiction in which the Company will receive a tax deduction. If the tax deduction for a stock-based compensation award is greater than the cumulative GAAP compensation expense for that stock-based compensation award upon realization of a tax deduction, an excess tax benefit will be recognized and recorded as a favorable impact on the effective tax rate. If the tax deduction for a stock-based compensation award is less than the cumulative GAAP compensation expense for that stock-based compensation award upon realization of the tax deduction, a tax shortfall will be recognized and recorded as an unfavorable impact on the effective tax rate. Any excess tax benefits or shortfalls will be recorded discretely in the period in which they occur. The cash flows resulting from any excess tax benefit will be classified as financing cash flows in the Company’s consolidated statements of cash flows.

The Company provides its employees with the election to settle the income tax obligations arising from the vesting of their restricted stock-based compensation awards by the Company withholding stock equal to such income tax obligations. Stock acquired from employees in connection with the settlement of the employees’ income tax obligations on these stock-based compensation awards are accounted for as treasury shares that are subsequently retired. Restricted stock awards, restricted stock units and stock options are not considered issued and outstanding for purposes of earnings per share calculations until vested.

Net Income (Loss) per Common Share (Basic and Diluted)

Basic net income (loss) per common share is computed by dividing net income (loss) attributable to common stockholders by the weighted average number of common shares outstanding during the period. Diluted net income (loss) per common share is calculated by dividing net income (loss) attributable to common shares by the sum of the weighted-average number of outstanding common shares and the dilutive effect of share-based awards, as calculated by the treasury stock or if converted methods, as applicable. These awards consist of common shares that are contingently issuable upon the satisfaction of certain vesting conditions for stock awards granted under the Company’s long-term incentive plan.

The following table sets forth the reconciliation from the Company’s weighted-average number of outstanding common shares as of March 31, 2020 and common limited partner units as of March 31, 2019 used to compute basic net income (loss) attributable to common shares and common limited partners per unit, respectively, to those used to compute diluted net loss per common share and per common limited partners unit, respectively, (in thousands):

	Three Months Ended March 31,
	2020	2019
Weighted average number of outstanding common shares—basic(1)	94,472	38,031
Plus effect of dilutive incentive awards(2):
Restricted shares	—	—
Stock options	—	—

Weighted average number of outstanding common shares—diluted(1)	94,472	38,031

(1)	For the three months ended March 31, 2020, represents common shares (basic and diluted), and for the three months ended March 31, 2019, represents limited partner units (basic and diluted).
(2)

For the three months ended March 31, 2020, the diluted weighted-average number of outstanding common shares does not include 1,656,496 common stock options and 468,750 restricted common shares, as their effects would have been anti-dilutive. For the three months ended March 31, 2019, the diluted weighted-average number of outstanding common limited partner units does not include 977,166 units, as their effects would have been anti-dilutive. In addition, for the three months ended March 31, 2019, anti-dilutive units excludes 46,734 units that were contingently issuable for which the contingency had not been met.

Recently Adopted Accounting Standards

Variable Interest Entities

In October 2018, FASB issued ASU No. 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities (“ASU 2018-17”). The core principle of ASU 2018-17 is that indirect interests held through related parties in common control arrangements should be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests. ASU 2018-17 is effective for fiscal years beginning after December 15, 2019. The Company adopted the requirements of this amendment upon its effective date of January 1, 2020 retrospectively. The adoption of this standard did not impact the Company’s consolidated financial statements or related disclosures upon adoption, because the Company did not, and currently does not, have any indirect interests through related parties under common control for which it receives decision-making fees.

Fair Value Measurement

In August 2018, FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). This standard removed, modified and added disclosure requirements from ASC 820, Fair Value Measurements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019. The adoption of this standard is not expected to have a significant impact on the Company’s consolidated financial statements as of and for the year ended December 31, 2020, as this standard primarily addresses disclosure requirements for Level 3 fair value measurements. Currently, the Company does not have any fair value instruments that would be classified as Level 3 on the fair value hierarchy.

Internal-Use Software

In August 2018, FASB issued ASU No. 2018-15, Intangibles—Goodwill and Other—Internal-Use Software: Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract. The amendments in this standard aligned the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). ASU No. 2018-15 is effective for annual periods beginning after December 15, 2019. The Company adopted the requirements of this amendment on a prospective basis upon its effective date of January 1, 2020. The Company is applying the requirements of this amendment to the implementation costs incurred in connection with its new procurement software.

Recently Issued Accounting Standard Updates—Not Yet Effective

Credit Losses

In June 2016, FASB issued ASU No. 2016-13, Credit Losses (Topic 326) (“ASU 2016-13”). The core principle of ASU 2016-13 is that all assets measured at amortized cost basis should be presented at the net amount expected to be collected using historical experience, current conditions and reasonable and supportable forecasts as a basis for credit loss estimates, instead of the probable initial recognition threshold used under current GAAP. In November 2018, FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, Financial Instruments-Credit Losses (“ASU 2018-09”), which clarified that receivables arising from operating leases are not within the scope of Accounting Standards Codification (“ASC”) 326-20, Financial Instruments-Credit Losses-Measured at Amortized Cost, and should be accounted for in accordance with ASC 842, Leases. In April 2019, FASB issued ASU No. 2019-04, Codification Improvements to Topic 326, Financial Instruments-Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments (“ASU 2019-04”), which includes clarifications to the amendments issued in ASU 2016-13. In May 2019, FASB issued ASU No. 2019-05, Financial Instruments-Credit Losses (Topic 326), which provides entities that have certain instruments within the scope of ASC 326-20 with an option to irrevocably elect the fair value option in ASC 825, Financial Instruments, upon adoption of ASU 2016-13. In November 2019, FASB issued ASU No. 2019-10, Financial Instruments-Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842) (“ASU 2019-10”), which modifies the effective dates for ASU 2016-13, ASU 2017-12 and ASU 2016-02 to reflect the FASB’s new policy of staggering effective dates between larger public companies and all other companies. With the issuance of ASU 2019-10, the Company’s effective date for adopting all amendments related to the new credit loss standard has been extended to January 1, 2023. In November 2019, FASB issued ASU No. 2019-11, Codification Improvements to Topic 326, Financial Instruments-Credit Losses (“ASU 2019-11”), which includes clarifications to and addresses specific stakeholders’ issues concerning the amendments issued in ASU 2016-13. In February 2020, FASB issued ASU No, 2020-02, Financial Instruments-Credit Losses (Topic 326) and Leases (Topic 842) and in March 2020 issued ASU No. 2020-03, Codification Improvements to Financial Instruments, both of which also provide updates and clarification. The Company plans to adopt the requirements of these amendments upon their effective date of January 1, 2023, using the modified-retrospective method and is evaluating the potential impact of the adoption on its financial position, results of operations and related disclosures.

Taxes

In December 2019, FASB issued ASU No. 2019-12, Income Taxes (Topic 340) (“ASU 2019-12”), with the intent to simplify the accounting for income taxes. ASU 2019-12 removes certain exceptions for recognizing deferred taxes for investments, performing intraperiod allocation and calculating income taxes in interim periods. ASU 2019-12 also adds guidance to reduce complexity in certain tax accounting areas, including recognizing deferred taxes for tax goodwill and allocating taxes to members of a consolidated group. ASU 2019-12 is effective for annual periods beginning after December 15, 2021. The Company plans to adopt the requirements of this amendment upon its effective date of January 1, 2022 retrospectively, except where required to be adopted prospectively, and is evaluating the potential impact of the adoption on its financial position, results of operations and related disclosures.

Reference Rate Reform

In March 2020, FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”). In order to ease the potential burden in accounting for reference rate reform, ASU 2020-04 provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships and other transactions that reference the London Interbank Offered Rate (“LIBOR”) or another reference rate expected to be discontinued because of reference rate reform, if certain criteria are met. ASU 2020-04 applies only to contracts, hedging relationships and other transactions that reference LIBOR or another reference rate expected to be discontinued. The amendment is effective immediately and may be applied prospectively through December 31, 2022. The Company is currently evaluating the impact of reference rate reform and the optional expedients provided by this amendment on its contracts.

1.	GENERAL

As used in this Annual Report on Form 10-K (the “Annual Report”), unless the context otherwise requires, references to the terms the “Company,” “StoneMor,” “we,” “us,” and “our” refer to StoneMor Inc. and its consolidated subsidiaries for all periods from and after the Merger and to StoneMor Partners L.P. and its consolidated subsidiaries for all periods prior to the Merger.

In addition, as used in this Annual Report, unless the context otherwise requires, references to (i) the term “Cornerstone” refers to Cornerstone Family Services, Inc.; (ii) the term “CFSI” refers to CFSI LLC; (iii) the term “CFS” refers to Cornerstone Family Services LLC; (iv) the term “LP Sub” refers to StoneMor LP Holdings, LLC; (v) the term “ACII” refers to American Cemeteries Infrastructure Investors, LLC; (vi) the term “AUH” refers to AIM Universal Holdings, LLC; (vii) the term “AIM” refers to American Infrastructure MLP Funds; (viii) the term “AIM II” refers to American Infrastructure MLP Fund II, L.P.; (ix) the term AIM FFII refers to American Infrastructure MLP Founders Fund II, L.P.; (x) the term “AIM II StoneMor” refers to AIM II Delaware StoneMor, Inc.; (xi) the term AIM Management II refers to American Infrastructure MLP Management II, L.L.C.; and (xiv) the term AIM II Offshore refers to AIM II Offshore, L.P.

Nature of Operations

StoneMor Inc. is a leading provider of funeral and cemetery products and services in the death care industry in the U.S. As of December 31, 2019, the Company operated 321 cemeteries in 27 states and Puerto Rico, of which 291 were owned and 30 were operated under lease, management or operating agreements. The Company also owned and operated 90 funeral homes, including 42 located on the grounds of cemetery properties that the Company owns, in 17 states and Puerto Rico.

The Company’s cemeteries provide cemetery property interment rights, such as burial lots, lawn and mausoleum crypts, and cremation niches. Cemetery merchandise is comprised of burial vaults, caskets, grave markers and memorials and cemetery services, which include the installation of this merchandise and other service items. The Company sells these products and services both at the time of death, which is referred to as at-need, and prior to the time of death, which is referred to as pre-need.

The Company’s funeral home services include family consultation, the removal and preparation of remains, insurance products and the use of funeral home facilities for visitation and memorial services.

C-Corporation Conversion

On December 31, 2019, pursuant to the terms of the Merger Agreement, the Company completed the following series of reorganization transactions (which the Company sometimes refer to collectively as the “C-Corporation Conversion”):

•	GP Holdings contributed its entire equity interest in the Partnership to StoneMor GP and, in exchange, ultimately received an aggregate of 5,099,969 shares of the Company’s common stock;

•	StoneMor GP contributed the common units in the Partnership it received from GP Holdings to LP Sub, a Delaware limited liability company and wholly-owned subsidiary of StoneMor GP;

•

Merger Sub merged with and into the Partnership, with the Partnership surviving as a Delaware limited partnership, and pursuant to which each outstanding Series A Convertible Preferred Unit (defined within) and Common Unit (defined within) (other than the common units held by LP Sub) was converted into the right to receive one share of the Company’s common stock; and

•	StoneMor GP converted from a Delaware limited liability company to a Delaware corporation called StoneMor Inc.

As a result of the C-Corporation Conversion, the Company remains the general partner of the Partnership and LP Sub is the sole limited partner of the Partnership such that, directly or indirectly, the Company owns 100% of the interests in the Partnership.

The C-Corporation Conversion represented a transaction between entities under common control and was accounted for similarly to pooling of interests in a business combination. The common stock of the Company issued to the holders of the common units and preferred units of the Partnership and to GP Holdings for its general partner interest in the Partnership was recognized by the Company at the carrying value of the equity interests in the Partnership. In addition, the Company became the successor and the Partnership the predecessor for the purposes of financial reporting.

Basis of Presentation and Principles of Consolidation

The consolidated financial statements included in this Annual Report have been prepared in accordance with Generally Accepted Accounting Principles (“GAAP”). All intercompany transactions and balances have been eliminated.

The consolidated financial statements include the accounts of StoneMor Inc. and StoneMor Partnership L.P., each together with their consolidated subsidiaries. Financial results as of and for the years ended December 31, 2019 and 2018 are the financial results of StoneMor Inc. and StoneMor Partners L.P., the Company’s predecessor for accounting purposes, as there was no activity under StoneMor Inc. prior to December 31, 2019. Earnings per share and weighted-average common shares outstanding for the years ended December 31, 2019 and 2018 have been presented giving pro forma effect to C-Corporation Conversion, as if it had occurred on January 1, 2018.

The consolidated financial statements include the accounts of each of the Company’s 100% owned subsidiaries. These statements also include the accounts of the merchandise and perpetual care trusts in which the Company has a variable interest and is the primary beneficiary. The Company operates 30 cemeteries under long-term leases, operating agreements and management agreements. The operations of 16 of these managed cemeteries have been consolidated. On May 10, 2019, the Company terminated one of the management agreements and recorded a $2.1 million loss upon the termination, which is included in Other losses, net in the accompanying consolidated statements of operations for the years ended December 31, 2019 and 2018.

The Company operates 14 cemeteries under long-term leases and other agreements that do not qualify as acquisitions for accounting purposes. As a result, the Company did not consolidate all of the existing assets and liabilities related to these cemeteries. The Company has consolidated the existing assets and liabilities of the merchandise and perpetual care trusts associated with these cemeteries as variable interest entities, since the Company controls and receives the benefits and absorbs any losses from operating these trusts. Under the long-term leases and other agreements associated with these properties, which are subject to certain termination provisions, the Company is the exclusive operator of these cemeteries and earns revenues related to sales of merchandise, services and interment rights and incurs expenses related to such sales, including the maintenance and upkeep of these cemeteries. Upon termination of these agreements, the Company will retain all of the benefits and related contractual obligations incurred from sales generated during the agreement period. The Company has also recognized the existing customer contract-related performance obligations that it assumed as part of these agreements.

Correction of a prior period error related to the predecessor

The Company has revised its consolidated balance sheet as of December 31, 2018 for the correction of the accounting related to the implementation of Accounting Standard Codification (“ASC”) 606, Revenue from Contracts with Customers (“ASC 606”), with respect to the recognition of revenue on sales of lawn crypt products in Maryland. Per Maryland state law, vaults cannot be pre-installed and as such per ASC 606, revenue cannot be recognized upon the sale of vaults; however, lawn crypt gardens, which are burial spaces with pre-installed, fully constructed vaults and irrigation, can be sold and revenue immediately recognized upon sale per ASC 606. During the third quarter of 2019, the Company identified that in its implementation of ASC 606 in 2018, it had incorrectly recognized revenue on sales of uninstalled lawn crypt products in Maryland, as if they had been installed. The Company concluded based on quantitative and qualitative analysis that the adjustments recorded to correct this prior period error were immaterial to the Company’s financial condition as of December 31, 2018 and 2019.

The following table presents the corrections that were made to the consolidated balance sheet as of December 31, 2018:

	2018		2018
	As Previously Reported	Reclassifications	As Adjusted
Assets
Cemetery property	$330,841	$296	$331,137
Deferred selling and obtaining costs	$112,660	$984	$113,644

Total assets	$1,669,101	$1,280	$1,670,381
Liabilities
Deferred revenues	$914,286	$5,320	$919,606

Total liabilities	$1,675,679	$5,320	$1,680,999
Members’ Equity
Members’ equity	$(6,578)	$(4,040)	$(10,618)

Recapitalization Transactions

Series A Preferred Offering

On June 27, 2019, funds and accounts affiliated with Axar Capital, a related party and as of the date of the transaction and December 31, 2019, the largest holder of the Company’s outstanding common shares of record, and certain other investors and the Company entered into the Series A Purchase Agreement pursuant to which the Partnership sold to the Purchasers an aggregate of 52,083,333 of the Partnership’s Series A Convertible Preferred Units (the “Preferred Units”) representing limited partner interests in the Partnership with certain rights, preferences and privileges as are set forth in the Partnership’s Third Amended Partnership Agreement dated as of June 27, 2019 at a purchase price of $1.1040 per Preferred Unit, reflecting an 8% discount to the liquidation preference of each Preferred Unit, for an aggregate purchase price of $57.5 million (the “Preferred Offering”).

Senior Secured Notes

Concurrently with the closing of the Preferred Offering, the Company completed a private placement of $385.0 million of 9.875%/11.500% Senior Secured Notes (the “Senior Secured Notes”) to certain financial institutions (collectively with the Preferred Offering, the “Recapitalization Transactions”). The net proceeds of the Recapitalization Transactions were used to fully repay the then-outstanding senior notes due in June 2021, retire the Company’s revolving credit facility due in May 2020 and pay the associated transaction expenses, with the remaining balance reserved for general corporate purposes. The Company has the right and expects to pay quarterly interest at a fixed rate of 7.50% per annum in cash plus a fixed rate of 4.00% per annum payable in kind through January 30, 2022. The Senior Secured Notes will require cash interest payments at 9.875% for all interest periods after January 30, 2022.

Uses and Sources of Liquidity

The Company’s primary sources of liquidity are cash generated from operations, the remaining balance of the proceeds from the sale of the Senior Secured Notes and proceeds from asset sales. The Company’s primary cash requirements, in addition to normal operating expenses, are for capital expenditures, net contributions to the merchandise and perpetual care trust funds and debt service. In general, as part of its operating strategy, the Company expects to fund:

•

working capital deficits through available cash, including the remaining balance of the proceeds from the sale of the Senior Secured Notes, cash generated from operations and proceeds from asset sales;

•

expansion capital expenditures, net contributions to the merchandise and perpetual care trust funds and debt service obligations through available cash, cash generated from operations or proceeds from asset sales. Amounts contributed to the merchandise trust funds will be withdrawn at the time of the delivery of the product or service sold to which the contribution related (see “Summary of Significant Accounting Policies” section below regarding revenue recognition), which will reduce the amount of additional borrowings or asset sales needed; and

•	any maintenance capital expenditures through available cash and cash flows from operating activities.

While the Company relies heavily on its available cash and cash flows from operating activities to execute its operational strategy and meet its financial commitments and other short-term financial needs, the Company cannot be certain that sufficient capital will be generated through operations or be available to the Company to the extent required and on acceptable terms. The Company has experienced negative financial trends, including use of cash in operating activities, which, when considered in the aggregate, could raise substantial doubt about the Company’s ability to continue as a going concern. These negative financial trends include:

•

the Company has continued to incur net losses for the year ended December 31, 2019 and has an accumulated deficit and negative cash flow from operating activities as of December 31, 2019, due to an increased competitive environment, increased expenses due to the consummated C-Corporation Conversion and increases in professional fees and compliance costs; and

•

a decline in billings coupled with the increase in professional, compliance and consulting expenses that tightened the Company’s liquidity position and increased reliance on long-term financial obligations.

During 2018 and 2019, the Company implemented (and will continue to implement) various actions to improve profitability and cash flows to fund operations. A summary of these actions is as follows:

•

sold an aggregate of 52,083,333 Preferred Units for an aggregate purchase price of $57.5 million and completed a private placement of $385.0 million of the Senior Secured Notes. The net proceeds of both transactions were used to fully repay the then-outstanding senior notes due in June 2021 and retire the Company’s revolving credit facility due in May 2020;

•	continue to manage recurring operating expenses and seek to limit non-recurring operating expenses; and

•	identify and complete sales of select assets to provide supplemental liquidity.

In addition, there is no certainty that the Company’s actual operating performance and cash flows will not be substantially different from forecasted results and no certainty the Company will not need amendments to the Indenture in the future and such amendments will be granted. Factors that could impact the significant assumptions used by the Company in assessing its ability to satisfy its financial covenants include the following:

•	operating performance not meeting reasonably expected forecasts;

•	failing to generate profitable sales;

•	investments in the Company’s trust funds experiencing significant declines due to factors outside its control;

•	being unable to compete successfully with other cemeteries and funeral homes in the Company’s markets;

•	the number of deaths in the Company’s markets declining; and

•	the mix of funeral and cemetery revenues between burials and cremations.

If the Company’s planned, implemented and not yet implemented actions are not completed or implemented and cash savings are not realized, or the Company fails to improve its operating performance and cash flows or the Company is not able to comply with the covenants under the Indenture, the Company may be forced to limit its business activities, limit its ability to implement further modifications to its operations or limit the effectiveness of some actions that are included in its forecasts, amend its Indenture and/or seek other sources of capital, and the Company may be unable to continue as a going concern. Additionally, a failure to generate additional liquidity could negatively impact the Company’s access to inventory or services that are important to the operation of the Company’s business. Any of these events may have a material adverse effect on the Company’s results of operations and financial condition. The ability of the Company to continue as a going concern is dependent upon achieving the action plans noted above.

Based on the Company’s forecasted operating performance, planned actions to improve the Company’s profitability and cash flows, the execution of the Supplemental Indenture and the Axar Commitment and the consummation of the transactions contemplated thereby, including receipt of not less than $17.0 million in proceeds from the contemplated rights offering, together with plans to file its financial statements on a timely basis consistent with the debt covenants and commitment to filing its periodic reports on a timely basis consistent with the debt covenants, the Company does not believe it is probable that it will breach the covenants under the Indenture or be unable to continue as a going concern for the next twelve-month period. As such, the consolidated financial statements for the years ended December 31, 2019 and 2018 were prepared on the basis of a going concern, which contemplates that the Company will be able to realize assets and discharge liabilities in the normal course of business. Accordingly, they do not give effect to adjustments, if any, that would be necessary should the Company be required to liquidate its assets.

Summary of Significant Accounting Policies

Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions as described in this Annual Report. These estimates and assumptions may affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods. As a result, actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less from the time they are acquired to be cash equivalents. Cash and Cash Equivalents was $34.9 million and $18.1 million as of December 31, 2019 and December 31, 2018, respectively.

Restricted Cash

Cash that is restricted from withdrawal or use under the terms of certain contractual agreements is recorded as restricted cash. Restricted cash was $21.9 million as of December 31, 2019, primarily related to cash collateralization of the Company’s letters of credit and surety bonds and the $5.0 million refundable deposit the Company received in October 2019, in connection with the non-binding letter of intent it signed for the sale of one of its properties. There was no restricted cash as of December 31, 2018.

Revenues

The Company’s revenues are derived from contracts with customers through sale and delivery of death care products and services. Primary sources of revenue are derived from (1) cemetery and funeral home operations generated both at-need and pre-need, which are classified on the consolidated statements of operations as Interments, Merchandise and Services, (2) investment income, which includes income earned on assets maintained in perpetual care and merchandise trusts related to pre-need sales of cemetery and funeral home merchandise and services that are required to be maintained in the trust by state law and (3) interest earned on pre-need installment contracts. Investment income is presented within Investment and other for Cemetery revenue and Services for Funeral home revenue. Revenue is measured based on the consideration specified in a contract with a customer and is net of any sales incentives and amounts collected on behalf of third parties. Pre-need contracts are price guaranteed, providing for future merchandise and services at prices prevailing when the agreements are signed.

Investment income is earned on certain payments received from customers on pre-need contracts, which are required by law to be deposited into the merchandise and service trusts. Amounts are withdrawn from the merchandise trusts when the Company fulfills the performance obligations. Earnings on these trust funds, which are specifically identifiable for each performance obligation, are also included in total transaction price. Pre-need contracts are generally subject to financing arrangements on an installment basis, with a contractual term not to exceed 60 months. Interest income is recognized utilizing the effective interest method. For those contracts that do not bear a market rate of interest, the Company imputes such interest based upon the prime rate at the time of origination plus 375 basis points in order to segregate the principal and interest component of the total contract value. The Company has elected to not adjust the transaction price for the effects of a significant financing component for contracts that have payment terms under one year.

At the time of a non-cancellable pre-need sale, the Company records an account receivable in an amount equal to the total contract value less unearned finance income and any cash deposit paid. The revenue from both the sales and interest income from trusted funds are deferred until the merchandise is delivered or the services are performed. For a sale in a cancellable state, an account receivable is only recorded to the extent control has transferred to the customer for interment rights, merchandise or services for which the Company has not collected cash. The amounts collected from customers in states in which pre-need contracts are cancellable may be subject to refund provisions. The Company estimates the fair value of its refund obligation under such contracts on a quarterly basis and records such obligations within other long-term liabilities line item on its consolidated balance sheets.

In accordance with ASC 606, the Company recognizes revenue in the amount to which the Company expect to be entitled to when it satisfies a performance obligation by transferring control over a product or service to a customer. The Company only recognizes amounts due from a customer for unfulfilled performance obligations on a cancellable pre-need contract to the extent that control has transferred to the customer for interments, merchandise or services for which the Company has not collected cash. The Company defers the recognition of any nonrefundable up-front fees and incremental direct selling costs associated with its sales contracts with a customer (i.e., commissions and bonuses) until the underlying goods or services have been delivered to the customer if the amortization period associated with the deferred nonrefundable up-front fees and incremental direct selling is greater than a year; otherwise, these nonrefundable up-front fees and incremental direct selling costs are expensed immediately. Incremental direct selling costs are recognized by specific identification. The Company calculates the deferred selling costs asset by dividing total deferred selling and obtaining expenses by total deferrable revenues and multiplying such percentage by the periodic change in gross deferred revenues. Such costs are recognized when the associated performance obligation is fulfilled based upon the net change in deferred revenues. All other selling costs are expensed as incurred

In addition, the Company maintains a reserve representing the fair value of the refund obligation that may arise due to state law provisions that include a guarantee of customer funds collected on unfulfilled performance obligations and maintained in trust to the extent that the funds are refundable upon a customer’s exercise of any cancellation rights.

Sales taxes assessed by governmental authorities are excluded from revenue. Any shipping and handling costs that are incurred after control over a product has transferred to a customer are accounted for as a fulfillment cost and are included in cost of goods sold.

Nature of Goods and Services

The following is a description of the principal activities within the Company’s two reportable segments from which the Company generates its revenue.

Cemetery Operations

The Company generates revenues in its Cemetery Operations segment principally from (1) providing rights to inter remains in a specific cemetery property inventory space such as burial lots and constructed mausoleum crypts (“Interments”), (2) sales of cemetery merchandise which includes markers (i.e., method of identifying a deceased person in a burial space, crypt or niche), base (i.e., the substrate upon which a marker is placed), vault (i.e., a container installed in the burial lot in which the casket is placed), caskets, cremation niches and other cemetery related items and (3) service revenues, including opening and closing, a service of digging and refilling burial spaces to install the burial vault and place the casket into the vault, cremation services and fees for installation of cemetery merchandise. Products and services may be sold separately or in packages. For packages, the Company accounts for individual products and services separately as they are distinct (i.e., the product or service is separately identifiable from other items in the package and the customer can benefit from it on its own or with other resources that are readily available to the customer). The consideration (including any discounts) is allocated among separate products and services in a package based on their relative stand-alone selling prices. The stand-alone selling price is determined by management based upon local market conditions and reasonable ranges for both merchandise and services which is the best estimate of the stand-alone price. For items that are not sold separately (e.g., second interment rights), the Company estimates stand-alone selling prices using the best estimate of market value, using inputs such as average selling price and list price broken down by each geographic location. Additionally, the Company considers typical sales promotions that could have impacted the stand-alone selling price estimates.

Interments revenue is recognized when control transfers, which is when the property is available for use by the customer. For pre-construction mausoleum contracts, the Company will only recognize revenue once the property is constructed and the customer has obtained substantially all of the remaining benefits of the property.

Merchandise revenue and deferred investment earnings on merchandise trusts are recognized when a customer obtains control of the product. This usually occurs when the customer takes possession of the product (title has transferred to the customer and the merchandise is either installed or stored, at the direction of the customer, at the vendor’s warehouse or a third-party warehouse at no additional cost to the Company). The amount of revenue recognized is adjusted for expected refunds, which are estimated based on applicable law, general business practices and historical experience observed specific to the respective performance obligation. The estimate of the refund obligation is reevaluated on a quarterly basis. In addition, the Company is entitled to retain, in certain jurisdictions, a portion of collected customer payments when a customer cancels a pre-need contract; these amounts are also recognized in revenue at the time the contract is cancelled.

Service revenue is recognized when the services are performed and the performance obligation is thereby satisfied.

The cost of goods sold related to merchandise and services reflects the actual cost of purchasing products and performing services and the value of cemetery property depleted through the recognized sales of interment rights. The costs related to the sales of lots and crypts are determined systematically using a specific identification method under which the total value of the underlying cemetery property and the lots available to be sold at the location are used to determine the cost per lot.

Funeral Home Operations

The Company generates revenues in its Funeral Home Operations segment principally generates revenue from (1) sales of funeral home merchandise which includes caskets and other funeral related items and (2) service revenues, including services such as family consultation, the removal of and preparation of remains and the use of funeral home facilities for visitation and services of remembrance. The Funeral Home Operations segment also include revenues related to the sale of term and whole life insurance on an agency basis, in which the Company earns a commission from the sales of these policies. Insurance commission revenue is reported within service revenues. Products and services may be sold separately or in packages. For packages, the Company accounts for individual products and services separately as they are distinct (i.e., the product or service is separately identifiable from other items in the package and the customer can benefit from it on its own or with other resources that are readily available to the customer). The consideration (including any discounts) is allocated among separate products and services based on their relative stand-alone selling prices. The relative stand-alone selling price is determined by management’s best estimate of the stand-alone price based upon the list price at each location. The revenue generated by the Company through its Funeral Home Operations segment is principally derived from at-need sales.

Merchandise revenue is recognized when a customer obtains control of the product. This usually occurs when the customer takes possession of the product (title has transferred to the customer and the merchandise is either installed or stored, at the direction of the customer, at the vendor’s warehouse or a third-party warehouse). The amount of revenue recognized is adjusted for expected refunds, which are estimated based on applicable law, general business practices and historical experience observed specific to the respective performance obligations. The estimate of the refund obligation is reevaluated on a quarterly basis.

Service revenue is recognized when the services are performed and the performance obligation is thereby satisfied.

Costs related to the delivery or performance of merchandise and services are charged to expense when merchandise is delivered or services are performed.

Deferred Revenues

Revenues from the sale of services and merchandise as well as any investment income from the merchandise trusts is deferred until such time that the services are performed or the merchandise is delivered. In addition, for amounts deferred on new contracts and investment income and unrealized gains on the Company’s merchandise trusts, deferred revenues include deferred revenues from pre-need sales that were entered into by entities prior to the Company’s acquisition of the assets of those entities. The Company provides for a profit margin for these deferred revenues to account for the projected future costs of delivering products and providing services on pre-need contracts that the Company acquired through acquisition. These revenues and their associated costs are recognized when the related merchandise is delivered or services are performed and are presented on a gross basis on the consolidated statements of operations.

Accounts Receivable, Net of Allowance

The Company sells pre-need cemetery contracts whereby the customer enters into arrangements for future pre-need merchandise and services. These sales are usually made using interest-bearing installment contracts not to exceed 60 months. The interest income is recorded as revenue when the interest amount is considered realizable and collectible, which typically coincides with cash payment. Interest income is not recognized until payments are collected in accordance with the contract. At the time of a pre-need sale, the Company records an account receivable in an amount equal to the total contract value less unearned finance income, unfulfilled performance obligations on cancellable contracts, and any cash deposit paid. The Company recognizes an allowance for doubtful accounts by applying a cancellation rate to amounts included in accounts receivable, which is recorded as a reduction in accounts receivable and a corresponding offset to deferred revenues. The cancellation rate is based on a five year average rate by each specific location. Management evaluates customer receivables for impairment based upon its historical experience, including the age of the receivables and the customers’ payment histories.

Cemetery Property

Cemetery property consists of developed and undeveloped cemetery land, constructed mausoleum crypts and lawn crypts and other cemetery property. Cemetery property is stated at cost or, upon acquisition of a business, at the fair value of the assets acquired.

Property and Equipment

Property and equipment is stated at cost or, upon acquisition of a business, at the fair value of the assets acquired and depreciated on a straight-line basis. Maintenance and repairs are charged to expense as incurred, whereas additions and major replacements are capitalized and depreciation is recorded over their estimated useful lives. Major classifications of property and equipment and their respective useful lives are as follows:

Buildings and improvements	10 to 40 years
Software and computer hardware	3 years
Furniture and equipment	3 to 10 years
Leasehold improvements	over the shorter of the term of the lease or the life of the asset

Assets Held for Sale

For a long-lived asset or disposal group to be classified as held for sale all of the following criteria must be met

•	Management, having authority to approve the action, commits to a plan to sell the long-lived asset or disposal group;

•

The long-lived asset or disposal group is available for immediate sale in its present condition, subject only to terms that are usual and customary for sales of such long-lived assets (disposal groups);

•	An active program to locate a buyer(s) and other actions required to complete the plan to sell the long-lived asset (disposal group) have been initiated;

•	The sale of the long-lived asset (disposal group) is probable and transfer of the long-lived asset (disposal group) is expected to qualify for recognition as a completed sale within one year;

•	The long-lived asset (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and

•	Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

The determination to classify a site (or group of sites) as an asset held for sale requires significant estimates by the Company about the site and the level of market activity in which the site is based. Such estimates are based on factors that include recent sales of comparable sites, the extent of buyers’ interest in the site and the site’s condition. Based on these factors, the Company assesses the probability of divesting of the site under current market conditions at an acceptable price within one year. After the Company identifies a site to be held for sale, the Company discontinues depreciating the long-lived assets associated with the site and estimates the assets’ fair value, net of selling costs. If the carrying value of the assets to be classified as held for sale exceeds the Company’s estimated net fair value, the Company writes the assets down to the estimated net fair value. Assets and liabilities associated with the site to be classified as held for sale are presented separately in the Company’s consolidated balance sheets beginning with the period in which the Company decided to classify the site as held for sale. For further details of the Company’s assets held for sale, see Note 22 Assets Held For Sale of this Annual Report.

Merchandise Trusts

Pursuant to state law, a portion of the proceeds from pre-need sales of merchandise and services is put into trust (the “merchandise trust”) until such time that the Company meets the requirements for releasing trust principal, which is generally delivery of merchandise or performance of services. All investment earnings generated by the assets in the merchandise trusts (including realized gains and losses) are deferred until the associated merchandise is delivered or the services are performed. For further details of the Company’s merchandise trusts, see Note 7 Merchandise Trusts of this Annual Report.

Perpetual Care Trusts

Pursuant to state law, a portion of the proceeds from the sale of cemetery property is required to be paid into perpetual care trusts. The perpetual care trust principal does not belong to the Company and must remain in this trust in perpetuity, while interest and dividends may be released and used to defray cemetery maintenance costs, which are expensed as incurred. The Company consolidates the trust into its financial statements because the trust is considered a variable interest entity for which the Company is the primary beneficiary. Earnings from the perpetual care trusts are recognized in current cemetery revenues. For further details of the Company’s perpetual care trusts, see Note 8 Perpetual Care Trusts of this Annual Report.

Fair Value Measurements

The Company measures the available-for-sale securities held by its merchandise and perpetual care trusts at fair value on a recurring basis. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company utilizes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the asset or liability as of the measurement date. The three levels are defined as follows:

•	Level 1—inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets;

•

Level 2—inputs to the valuation methodology include quoted prices for similar assets or liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument; and

•	Level 3—inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The categorization of the asset or liability within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Reclassifications of fair value between Level 1, Level 2 and Level 3 of the fair value hierarchy, if applicable, are made at the end of each quarter. For additional disclosures on the Company’s available-for-sale securities, refer to Note 7 Merchandise Trusts and Note 8 Perpetual Care Trusts.

Inventories

Inventories are classified within Other current assets on the Company’s consolidated balance sheets and include cemetery and funeral home merchandise valued at the lower of cost or net realizable value. Cost is determined primarily on a specific identification basis using a first-in, first-out method. Inventories were approximately $5.9 million and $7.5 million at December 31, 2019 and 2018, respectively. Refer to Note 3 Impairment and Other Losses for further information regarding impairment of inventories.

Impairment of Long-Lived Assets

The Company monitors the recoverability of long-lived assets, including cemetery property, property and equipment and other assets, based on estimates using factors such as current market value, future asset utilization, business and regulatory climate and future undiscounted cash flows expected to result from the use of the related assets, at a location level. The Company’s policy is to perform step 1 of the long-lived asset impairment test prescribed by ASC 360, Property, Plant and Equipment (the “ASC 360 Asset Impairment Test”) every reporting period for all of its cemetery property and funeral home locations; for any location that has an operating loss for the current reporting period, a trend of operating losses over the current fiscal year and/or a trend of operating losses over the previous five fiscal years, the Company then performs step 2 of the ASC 360 Asset Impairment Test. If step 2 indicates the carrying value of any of the Company’s locations is not recoverable, as a result of the sum of expected future undiscounted cash flows for the location being less than the carrying value of the location, the Company records an impairment charge to write-down the location to its fair value.

Other-Than-Temporary Impairment of Trust Assets

The Company determines whether or not the impairment of a fixed maturity debt security is other-than-temporary by evaluating each of the following:

•	Whether it is the Company’s intent to sell the security. If there is intent to sell, the impairment is considered to be other-than-temporary.

•

If there is no intent to sell, the Company evaluates if it is not more likely than not that it will be required to sell the debt security before its anticipated recovery. If the Company determines that it is more likely than not that it will be required to sell an impaired investment before its anticipated recovery, the impairment is considered to be other-than-temporary.

The Company further evaluates whether or not all assets in the trusts have other-than-temporary impairments based upon a number of criteria including the severity of the impairment, length of time a security has been in a loss position, changes in market conditions and concerns related to the specific issuer.

If an impairment is considered to be other-than-temporary, the cost basis of the security is adjusted downward to its fair value.

For assets held in the perpetual care trusts, any reduction in the cost basis due to an other-than-temporary impairment is offset with an equal and opposite reduction in the perpetual care trust corpus and has no impact on earnings.

For assets held in the merchandise trusts, any reduction in the cost basis due to an other-than-temporary impairment is recorded in deferred revenue.

Goodwill

The Company tested goodwill for impairment at least annually or if impairment indicators arose by comparing its reporting units’ estimated fair values to carrying values. Because quoted market prices for the reporting units were not available, the Company’s management had to apply judgment in determining the estimated fair value of its reporting units.

Management used all available information to make these fair value determinations, including the present values of expected future cash flows using discount rates commensurate with the risks involved in the Company’s assets and the available market data of the industry group. A key component of these fair value determinations was a reconciliation of the sum of the fair value calculations to the Company’s market capitalization. The observed market prices of individual trades of an entity’s equity securities (and thus its computed market capitalization) may not be representative of the fair value of the entity as a whole.

Due to a decline in the market value of the Company’s unit values and the Company’s significant under-performance relative to historical or projected future operating results noted during the nine months ended September 30, 2019, management conducted an interim goodwill impairment assessment as of September 30, 2019. As a result of such assessment, management concluded on November 4, 2019 that the carrying value of the only reporting unit to which the Company allocated its goodwill, Cemetery Operations, exceeded its fair value, and the Company’s goodwill was fully impaired as of September 30, 2019. For further details on the Company’s impairment of its goodwill, see Note 3 Impairment and Other Losses and Note 9 Goodwill and Intangible Assets of this Annual Report.

Intangible Assets

The Company has other acquired intangible assets, most of which have been recognized as a result of acquisitions and long-term lease, management and operating agreements. The Company amortizes these intangible assets over their estimated useful lives and periodically tests them for impairment.

Taxes

The Company is subject to U.S. federal income taxes, and a provision for U.S. federal income tax has been provided in the consolidated statements of operations for the years ended December 31, 2019 and 2018. The Company is also responsible for certain state income and franchise taxes in the states in which it operates.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and tax carryforwards, if applicable. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period that includes the enactment date.

The Company recognizes interest accrued related to unrecognized tax benefits, if any, in income tax expense in the consolidated statements of operations.

For further details, see Note 12 Income Taxes of this Annual Report.

Stock-Based Compensation

The Company has a long-term incentive plan under which it is authorized to grant stock-based compensation awards, such as restricted stock or restricted units to be settled in common stock and non-qualified stock options (“stock options”). The Company recognizes compensation expense in an amount equal to the fair value of the stock-based awards on the date of grant over the requisite service period. The fair value of restricted stock awards and restricted stock unit awards is determined based on the number of restricted stock or restricted stock units granted and the closing price of the Company’s common stock on the date of grant. The fair value of stock options is determined by applying the Black-Scholes model to the grant-date market value of the underlying common stock of the Company. The Company has elected to recognize forfeiture credits for these stock-based compensation awards as they are incurred, as this method best reflects actual stock-based compensation expense.

Tax deductions on the stock-based compensation awards are not realized until the stock-based compensation awards are vested or exercised. The Company recognizes deferred tax assets for stock-based compensation awards that will result in future deductions on its income tax returns, based on the amount of stock-based compensation recognized at the statutory tax rate in the jurisdiction in which the Company will receive a tax deduction. If the tax deduction for a stock-based compensation award is greater than the cumulative GAAP compensation expense for that stock-based compensation award upon realization of a tax deduction, an excess tax benefit will be recognized and recorded as a favorable impact on the effective tax rate. If the tax deduction for a stock-based compensation award is less than the cumulative GAAP compensation expense for that stock-based compensation award upon realization of the tax deduction, a tax shortfall will be recognized and recorded as an unfavorable impact on the effective tax rate. Any excess tax benefits or shortfalls will be recorded discretely in the period in which they occur. The cash flows resulting from any excess tax benefit will be classified as financing cash flows in the Company’s consolidated statements of cash flows.

The Company provides its employees with the election to settle the income tax obligations arising from the vesting of their restricted stock-based compensation awards by the Company withholding stock equal to such income tax obligations. Stock acquired from employees in connection with the settlement of the employees’ income tax obligations on these stock-based compensation awards are accounted for as treasury shares that are subsequently retired. Restricted stock awards, restricted stock units and stock options are not considered issued and outstanding for purposes of earnings per share calculations until vested.

For further details on the Company’s stock-based compensation plans, see Note 14 Long-Term Incentive Plan of this Annual Report.

Leases

The Company leases a variety of assets throughout its organization, such as office space, funeral homes, warehouses and equipment. The Company has both operating and finance leases. The Company’s operating leases primarily include office space, funeral homes and equipment. The Company’s finance leases primarily consist of vehicles and certain IT equipment. The Company determines whether an arrangement is or contains a lease at the inception of the arrangement based on the facts and circumstances in each contract. Leases with an initial term of 12 months or less are not recorded on the balance sheet and the Company recognizes lease expense for these leases on a straight-line basis over the lease term. For lease agreements with an initial term in excess of 12 months, the Company records the lease liability and Right of Use (“ROU”) asset at commencement date based upon the present value of the sum of the remaining minimum rental payments, which exclude executory costs. Certain adjustments to the ROU asset may be required for items such as initial direct costs paid or incentives received.

Certain leases provide the Company with the option to renew for additional periods, with renewal terms that can extend the lease term for periods ranging from 1 to 30 years. Where leases contain escalation clauses, rent abatements and/or concessions, the Company applies them in the determination of lease expense. The exercise of lease renewal options is at the Company’s sole discretion, and the Company only includes the renewal option in the lease term when the Company can be reasonably certain that it will exercise the additional options.

As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The Company evaluates the term of the lease, type of asset and its weighted average cost of capital to determine its incremental borrowing rate used to measure the ROU asset and lease liability.

The Company calculates operating lease expense ratably over the lease term plus any reasonably assured renewal periods. The Company considers reasonably assured renewal options, fixed escalation provisions and residual value guarantees in its calculation. Leasehold improvements are amortized over the shorter of the lease term or asset life, which may include renewal periods where the renewal is reasonably assured, and are included in the determination of straight-line rent expense. The depreciable life of assets and leasehold improvements are generally limited by the expected lease term.

The Company’s leases also typically have lease and non-lease components, which are generally accounted for separately and not included in the measurement of the ROU asset and lease liability.

Net Loss per Common Share (Basic and Diluted)

Basic net loss per common share is computed by dividing net loss attributable to common stockholders by the weighted average number of common shares outstanding during the period. Diluted net loss per common share is calculated by dividing net loss attributable to common shares by the sum of the weighted-average number of outstanding common shares and the dilutive effect of share-based awards, as calculated by the treasury stock or if converted methods, as applicable. These awards consist of common shares that are contingently issuable upon the satisfaction of certain vesting conditions for stock awards granted under the 2019 Plan.

The following table sets forth the reconciliation of the Company’s weighted-average number of outstanding common shares as of December 31, 2019 and common limited partner units as of December 31, 2018 used to compute basic net loss attributable to common shares and common limited partners per unit, respectively, with those used to compute diluted net loss per common share and per common limited partners unit, respectively, (in thousands):

	Year Ended December 31,
	2019	2018
Weighted average number of outstanding common shares—basic(1)	39,614	37,959
Plus effect of dilutive incentive awards(2)
Restricted shares	—	—
Stock options	63	—

Weighted average number of outstanding common shares—diluted(1)	39,677	37,959

(1)	For the period following the C-Corporation Conversion, represents common shares, and for the period prior to the C-Corporation Conversion, represents limited common partner units.
(2)

For the years ended December 31, 2019 and 2018, the diluted weighted-average number of outstanding common shares and limited partner units presented, respectively, on the consolidated statement of operations does not include 515,625 restricted common shares and 1,333,572 common limited partners units, respectively, as their effects would have been anti-dilutive.

Advertising Costs

Advertising costs are expensed as incurred. For the years ended December 31, 2019 and 2018, advertising costs were $9.2 million and $6.9 million, respectively.

Recently Adopted Accounting Standards

Leases

The Company adopted Accounting Standards Update (“ASU”) No. 2016-02, Leases (Topic 842) (“ASU 2016-02”), and subsequently-issued related ASUs, using the modified retrospective approach, as of January 1, 2019. The core principle of ASU 2016-02 is that all leases create an asset and a liability for lessees and recognition of those lease assets and lease liabilities represents an improvement over previous GAAP, which did not require lease assets and lease liabilities to be recognized for most leases or disclosure of key information about leasing arrangements. In addition, the new standard offers specific accounting guidance for lessees and lessors, including for sale and leaseback transactions. Lessees and lessors are required to disclose qualitative and quantitative information about leasing arrangements to enable a user of the financial statements to assess the amount, timing and uncertainty of cash flows arising from leases.

ASU 2016-02 provides for certain practical expedients when adopting the guidance. The Company elected the package of practical expedients allowing the Company to not reassess whether any expired or existing contracts are or contain leases, the lease classification for any expired or existing leases or initial direct costs for any expired or existing leases. The Company did not apply the hindsight practical expedient. The Company applied the land easements practical expedient allowing the Company to not assess whether any expired or existing land easements are or contain leases, if they were not previously accounted for as leases under the existing leasing guidance. Instead, the Company will continue to apply its existing accounting policies to historical land easements. The Company elected to apply the short-term lease exception; therefore, it did not record a ROU asset or corresponding lease liability for leases with a term of 12 months or less and instead recognized a single lease cost allocated over the lease term, generally on a straight-line basis. The Company is separating lease components from non-lease components, as it did not elect the applicable practical expedient. The Company excluded maintenance, taxes and insurance costs from the calculation of the initial lease liability in the transition period. Non-lease components are accounted for separately from the lease, recorded as maintenance expense, taxes or insurance expense and expensed as incurred.

The Company adopted the new guidance on January 1, 2019 and as a result of the adoption, the Company recorded in its consolidated financial statements for fiscal year 2019 the following adjustments as of January 1, 2019:

•	a $1.1 million reclassification from Intangible assets to Other assets for below market lease intangibles;

•

a $0.1 million and $0.2 million reclassification from Accounts payable and accrued liabilities and Other long-term liabilities, respectively, to Other assets for a deferred gain on a sale leaseback transaction;

•	a $0.3 million and $3.5 million reclassification from Accounts payable and accrued liabilities and Other long-term liabilities, respectively, to Other assets for a rent incentive;

•	a $15.3 million increase to Other assets for operating lease right-of-use assets; and

•	a $2.2 million and $13.1 million increase to Accounts payable and accrued liabilities and Other long-term liabilities, respectively, for operating lease liabilities.

The foregoing adjustments resulted in the creation of a net ROU asset of $12.3 million and operating lease liability of $15.3 million as of the adoption date.

In connection with the adoption of these new lease standards, the Company implemented internal controls to ensure that its contracts are properly evaluated to determine applicability under ASU 2016-02 and that the Company properly applies ASU 2016-02 in accounting for and reporting on all its qualifying leases.

Stock Compensation

In June 2018, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2018-07, Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, to simplify the accounting for share-based payments to nonemployees by aligning it with the accounting for share-based payments to employees. This amendment is effective for fiscal years and interim periods within fiscal years beginning after December 15, 2018. The Company adopted this standard effective January 1, 2019. The adoption of this standard did not have an impact on the Company’s consolidated financial statements, as the Company had only issued units to employees and nonemployee directors and had previously recognized its nonemployee directors unit-based payments in line with its recognition of unit-based payments to employees, using the grant-date fair value of the equity instruments issued, amortized over the requisite service period.

Variable Interest Entities

In October 2018, FASB issued ASU No. 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities (“ASU 2018-17”). The core principle of ASU 2018-17 is that indirect interests held through related parties in common control arrangements should be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests. ASU 2018-17 is effective for fiscal years beginning after December 15, 2019. The Company adopted the requirements of this amendment upon its effective date of January 1, 2020 retrospectively. The adoption of this standard did not impact the Company’s consolidated financial statements or related disclosures upon adoption, because the Company did not, and currently does not, have any indirect interests through related parties under common control for which it receives decision-making fees.

Fair Value Measurement

In August 2018, FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). This standard removed, modified and added disclosure requirements from ASC 820, Fair Value Measurements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019. The adoption of this standard is not expected to have a significant impact on the Company’s consolidated financial statements as of and for the year ended December 31, 2020, as this standard primarily addresses disclosure requirements for Level 3 fair value measurements. Currently, the Company does not have any fair value instruments that would be classified as Level 3 on the fair value hierarchy.

Internal-Use Software

In August 2018, FASB issued ASU No. 2018-15, Intangibles—Goodwill and Other—Internal-Use Software: Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract. The amendments in this standard aligned the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). ASU No. 2018-15 is effective for annual periods beginning after December 15, 2019. The Company adopted the requirements of this amendment upon its effective date of January 1, 2020 prospectively. The Company will apply the requirements of this standard to the costs it incurs implementing its new enterprise resource planning software in 2020.

Recently Issued Accounting Standard Updates—Not Yet Effective

Credit Losses

In June 2016, FASB issued ASU No. 2016-13, Credit Losses (Topic 326) (“ASU 2016-13”). The core principle of ASU 2016-13 is that all assets measured at amortized cost basis should be presented at the net amount expected to be collected using historical experience, current conditions and reasonable and supportable forecasts as a basis for credit loss estimates, instead of the probable initial recognition threshold used under current GAAP. In November 2018, FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, Financial Instruments-Credit Losses (“ASU 2018-09”), which clarified that receivables arising from operating leases are not within the scope of Accounting Standards Codification (“ASC”) 326-20, Financial Instruments-Credit Losses-Measured at Amortized Cost, and should be accounted for in accordance with ASC 842, Leases. In April 2019, FASB issued ASU No. 2019-04, Codification Improvements to Topic 326, Financial Instruments-Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments (“ASU 2019-04”), which includes clarifications to the amendments issued in ASU 2016-13. In May 2019, FASB issued ASU No. 2019-05, Financial Instruments-Credit Losses (Topic 326), which provides entities that have certain instruments within the scope of ASC 326-20 with an option to irrevocably elect the fair value option in ASC 825, Financial Instruments, upon adoption of ASU 2016-13. In November 2019, FASB issued ASU No. 2019-10, Financial Instruments-Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842) (“ASU 2019-10”), which modifies the effective dates for ASU 2016-13, ASU 2017-12 and ASU 2016-02 to reflect the FASB’s new policy of staggering effective dates between larger public companies and all other companies. With the issuance of ASU 2019-10, the Company’s effective date for adopting all amendments related to the new credit loss standard has been extended to January 1, 2023. In November 2019, FASB also issued ASU No. 2019-11, Codification Improvements to Topic 326, Financial Instruments-Credit Losses (“ASU 2019-11”), which includes clarifications to and addresses specific stakeholders’ issues concerning the amendments issued in ASU 2016-13. The Company plans to adopt the requirements of these amendments upon their effective date of January 1, 2023, using the modified-retrospective method and is evaluating the potential impact of the adoption on its financial position, results of operations and related disclosures.

Taxes

In December 2019, FASB issued ASU No. 2019-12, Income Taxes (Topic 340) (“ASU 2019-12”), with the intent to simplify the accounting for income taxes. ASU 2019-12 removes certain exceptions for recognizing deferred taxes for investments, performing intraperiod allocation and calculating income taxes in interim periods. ASU 2019-12 also adds guidance to reduce complexity in certain tax accounting areas, including recognizing deferred taxes for tax goodwill and allocating taxes to members of a consolidated group. ASU 2019-12 is effective for annual periods beginning after December 15, 2021. The Company plans to adopt the requirements of this amendment upon its effective date of January 1, 2022 retrospectively and is evaluating the potential impact of the adoption on its financial position, results of operations and related disclosures.